Employee Benefits Plan - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Nov. 30, 2011 Employee Equity	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Classes of Employee Benefits Expense [Line Items]
Total contribution into the Pension Scheme | ¥		¥ 546	¥ 486	¥ 438
Share Appreciation Rights [Member]
Classes of Employee Benefits Expense [Line Items]
Number of other equity instruments granted | Equity	24,660,000
Number of employees granted euity | Employee	118
Exercise period	6 years
Bottom of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes		13.00%	13.00%	13.00%
Top of range [member]
Classes of Employee Benefits Expense [Line Items]
Percentage of salary costs contributed to defined contribution retirement schemes		20.00%	20.00%	21.00%